Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000163318 | nVent Electric PLCNone_G6700G107
Holdings [Line Items]
Percent of Total Investments	4.45%
C000163318 | Kontoor Brands, Inc.None_50050N103
Holdings [Line Items]
Percent of Total Investments	4.31%
C000163318 | W R Berkley Corp.None_084423102
Holdings [Line Items]
Percent of Total Investments	4.09%
C000163318 | Medtronic PLCNone_G5960L103
Holdings [Line Items]
Percent of Total Investments	3.56%
C000163318 | American Express Co.None_025816109
Holdings [Line Items]
Percent of Total Investments	3.51%
C000163318 | Healthcare Realty Trust, Inc.None_42226K105
Holdings [Line Items]
Percent of Total Investments	3.13%
C000163318 | Berkshire Hathaway, Inc.NoneB_084670702
Holdings [Line Items]
Percent of Total Investments	3.06%
C000163318 | CME Group, Inc.None_12572Q105
Holdings [Line Items]
Percent of Total Investments	2.96%
C000163318 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	2.81%
C000163318 | International Business Machines Corp.None_459200101
Holdings [Line Items]
Percent of Total Investments	2.75%
C000163318 | Financials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000163318 | Health Care
Holdings [Line Items]
Percent of Total Investments	18.80%
C000163318 | Technology
Holdings [Line Items]
Percent of Total Investments	12.00%
C000163318 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000163318 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163318 | Energy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163318 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.00%
C000163318 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000163318 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000163318 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000163318 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163318 | Transportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000132967 | Kontoor Brands, Inc.None_50050N103
Holdings [Line Items]
Percent of Total Investments	3.34%
C000132967 | Medtronic PLCNone_G5960L103
Holdings [Line Items]
Percent of Total Investments	4.45%
C000132967 | CME Group, Inc.None_12572Q105
Holdings [Line Items]
Percent of Total Investments	3.01%
C000132967 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	3.04%
C000132967 | International Business Machines Corp.None_459200101
Holdings [Line Items]
Percent of Total Investments	2.87%
C000132967 | RTX Corp.None_75513E101
Holdings [Line Items]
Percent of Total Investments	4.83%
C000132967 | AT&T, Inc.None_00206R102
Holdings [Line Items]
Percent of Total Investments	3.88%
C000132967 | American Electric Power Co., Inc.None_025537101
Holdings [Line Items]
Percent of Total Investments	3.58%
C000132967 | Pinnacle West Capital Corp.None_723484101
Holdings [Line Items]
Percent of Total Investments	3.21%
C000132967 | Becton Dickinson & Co.None_075887109
Holdings [Line Items]
Percent of Total Investments	2.98%
C000132967 | Financials
Holdings [Line Items]
Percent of Total Investments	21.50%
C000132967 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.20%
C000132967 | Technology
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132967 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000132967 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.50%
C000132967 | Energy
Holdings [Line Items]
Percent of Total Investments	10.00%
C000132967 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000132967 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000132967 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000132967 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132967 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.80%
C000132967 | Transportation
Holdings [Line Items]
Percent of Total Investments	0.90%